COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under operating leases as of December 31, 2012, were as follows:
2013	$1,173
2014	1,145
2015	586

$2,904